UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-21178

          BlackRock Insured Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Insured Municipal Income Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:      August 31, 2006
Date of reporting period:   November 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005 (Unaudited)

BlackRock Insured Municipal Income Trust (BYM)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—155.3%
			California—37.2%
			California St., GO,
AAA	$ 5,000		5.00%, 2/01/32, MBIA	08/13 @ 100	$ 5,150,300
AAA	5,000		5.00%, 3/01/33	03/15 @ 100	5,133,650
A	14,000	[3]	Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.375%, 5/01/12	N/A	15,580,740
			Golden St. Tobacco Sec. Corp.,
AAA	25,000		Ser. A, 5.00%, 6/01/35, FGIC	06/15 @ 100	25,540,000
BBB	6,500		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	7,179,055
BBB	14,500		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	16,175,330
AAA	12,100		Infastructure & Econ. Dev. Bay Area Toll Brdgs., Ser. A, 5.00%, 7/01/36, AMBAC	07/13 @ 100	12,492,040
AAA	17,500		Met. Wtr. Dist. So. California, Ser. B-1, 5.00%, 10/01/33, FGIC	10/13 @ 100	18,105,500
AAA	15,000		San Francisco City & Cnty. Pub. Utils. Comm., Wtr. Rev., Ser. A, 5.00%, 11/01/31, FSA	11/11 @ 100	15,408,000
AAA	53,000		San Joaquin Hills Transp. Corridor Agcy., Toll Rd. Rev., Ser. A, Zero Coupon, 1/15/31, MBIA	No Opt. Call	14,891,410
AAA	10,910		Univ. of California, Ser. O, 5.00%, 9/01/28, FGIC	09/10 @ 101	11,313,234

					146,969,259

			District of Columbia—2.6%
BBB	9,500		Tobacco Settlement Fin. Corp., 6.75%, 5/15/40	05/11 @ 101	10,264,085

			Florida—7.6%
AAA	25,520		Miami Dade Cnty. Spl. Oblig. Cap. Apprec. Sub. Proj., Ser. A, Zero Coupon, 10/01/38, MBIA	10/15 @ 30.363	4,525,462
AAA	24,700		Orlando & Orange Cnty. Expwy. Auth., Expwy. Rev., Ser. B, 5.00%, 7/01/35, AMBAC	07/13 @ 100	25,484,225

					30,009,687

			Georgia—6.5%
AAA	2,500		Atlanta Arpt. Passenger Fac., Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	2,573,400
			Atlanta Wtr. & Wstwtr.,
AAA	2,000		5.00%, 11/01/34, FSA	11/14 @ 100	2,062,260
AAA	3,235		5.00%, 11/01/37, FSA	11/14 @ 100	3,321,407
AAA	9,555		Ser. A, 5.00%, 11/01/38, FGIC	05/09 @ 101	9,853,020
BB-	10,000		De Kalb Cnty. Dev. Auth., PCR, General Mtrs. Corp. Proj., 6.00%, 3/15/21	12/12 @ 101	8,017,100

					25,827,187

			Illinois—15.1%
AAA	11,550	[3]	Chicago Spec. Transp., 5.25%, 1/01/27, AMBAC	N/A	12,248,313
			Chicago, GO,
AAA	13,000		Ser. A, 5.00%, 1/01/34, FSA	01/14 @ 100	13,346,840
AAA	7,000		Ser. A, 5.00%, 1/01/34, MBIA	01/13 @ 100	7,167,160
			Met. Pier & Exposition Auth., Ded. St. Tax Rev., McCormick Place Expansion Proj.,
AAA	18,835		Ser. A, 5.00%, 12/15/28, MBIA	06/12 @ 101	19,381,968
AAA	15,000		Ser. B, Zero Coupon, 6/15/28, MBIA	No Opt. Call	5,040,450
AAA	2,400	[4]	O’Hare Intl. Arpt., Ser. A, 5.00%, 1/01/30, MBIA	01/15 @ 100	2,465,088

					59,649,819

			Massachusetts—8.1%
			Tpke. Auth., Met. Hwy. Sys. Rev.,
AAA	2,195		Ser. A, 5.00%, 1/01/37, MBIA	01/07 @ 102	2,226,718
AAA	24,000		Ser. A, 5.00%, 1/01/39, AMBAC	01/09 @ 101	24,441,120
AAA	5,000		Wtr. Res. Auth., Ser. B, 5.00%, 8/01/35, MBIA	08/17 @ 100	5,206,100

					31,873,938

			Minnesota—1.3%
AAA	5,000		St. Paul Met. Arpt. Comm., 5.00%, 1/01/35, AMBAC	01/15 @ 100	5,109,600

			Nevada—7.2%
AAA	6,000		Reno Transp. Proj., 5.125%, 6/01/32, AMBAC	06/12 @ 100	6,198,720
			Truckee Meadows Wtr. Auth.,
AAA	10,000		Ser. A, 5.00%, 7/01/25, FSA	07/11 @ 100	10,273,400
AAA	6,500		Ser. A, 5.125%, 7/01/30, FSA	07/11 @ 100	6,730,425
AAA	5,000		Ser. A, 5.25%, 7/01/34, FSA	07/11 @ 100	5,192,800

					28,395,345

1

BlackRock Insured Municipal Income Trust (BYM) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		New York—8.5%
		New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev.,
AAA	$10,650	Ser. B, 5.00%, 6/15/36, FSA	12/14 @ 100	$ 10,969,607
AAA	7,305	Ser. C, 5.00%, 6/15/35, AMBAC	06/14 @ 100	7,514,288
AAA	10,000	New York City Trust Cultural Recs., American Museum of Natural History Proj.,
		Ser. A, 5.00%, 7/01/44, MBIA	07/14 @ 100	10,251,900
AAA	4,660	Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/29, AMBAC	10/14 @ 100	4,849,196

				33,584,991

		Ohio—4.6%
AAA	12,280	Air Qual. Dev. Auth., 4.80%, 1/01/34, FGIC	07/15 @ 100	12,316,963
AAA	6,000	Wtr. Dev. Auth, Poll. Ctrl. Facs. Rev., Dayton Pwr. & Lt., Ser. A, 4.80%, 1/01/34, FGIC	07/15 @ 100	5,944,980

				18,261,943

		Pennsylvania—2.7%
BBB+	5,000	Lebanon Cnty. Hlth. Facs. Auth., Good Samaritan Hosp. Proj., 6.00%, 11/15/35	11/12 @ 101	5,340,800
AAA	5,200	Philadelphia Gas Wks., Ser. 3, 5.125%, 8/01/31, FSA	08/11 @ 100	5,352,516

				10,693,316

		Puerto Rico—7.0%
AAA	25,000	Puerto Rico Comwlth Hwy. & Transp. Auth., Ser. L, 5.25%, 7/01/41	No Opt. Call	27,549,500

		South Carolina—9.3%
AAA	5,000	Pub. Svc. Auth., Ser. B, 5.50%, 1/01/36, FSA	01/12 @ 100	5,342,250
		Transp. Infrastructure Bank,
AAA	12,750	Ser. A, 5.00%, 10/01/33, AMBAC	10/12 @ 100	13,112,610
AAA	5,000	Ser. A, 5.00%, 10/01/33, AMBAC	10/13 @ 100	5,153,000
AAA	12,660	Ser. B, 5.125%, 10/01/26, AMBAC	10/11 @ 100	13,258,565

				36,866,425

		Tennessee—3.9%
		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev.,
AAA	11,705	Ser. A, Zero Coupon, 1/01/22, FSA	01/13 @ 59.566	4,849,616
AAA	9,260	Ser. A, Zero Coupon, 1/01/23, FSA	01/13 @ 56.016	3,600,473
AAA	8,500	Ser. A, Zero Coupon, 1/01/24, FSA	01/13 @ 52.749	3,103,690
AAA	6,850	Ser. A, Zero Coupon, 1/01/25, FSA	01/13 @ 49.712	2,355,509
AAA	5,000	Ser. A, Zero Coupon, 1/01/26, FSA	01/13 @ 46.781	1,613,500

				15,522,788

		Texas—22.8%
BBB-	3,700	Comal Cnty. Hlth. Facs., Hlth. Care Sys., McKenna Mem. Proj., Ser. A, 6.25%, 2/01/32	02/13 @ 100	3,927,106
AAA	10,030	Coppell Indpt. Sch. Dist., GO, Zero Coupon, 8/15/30	No Opt. Call	2,905,992
AAA	2,350	Dallas Area Rapid Trans., 5.00%, 12/01/31, AMBAC	12/11 @ 100	2,399,937
		Harris Cnty., GO,
AAA	7,485	Zero Coupon, 8/15/25, MBIA	No Opt. Call	2,907,249
AAA	10,915	Zero Coupon, 8/15/28, MBIA	No Opt. Call	3,558,617
AAA	5,510	Toll Rd. Rev., 5.00%, 8/15/30, FSA	08/12 @ 100	5,651,331
		Harris Cnty. Sports Auth.,
AAA	26,890	Ser. A-3, Zero Coupon, 11/15/38, MBIA	11/24 @ 43.826	4,271,208
AAA	27,675	Ser. A-3, Zero Coupon, 11/15/39, MBIA	11/24 @ 41.258	4,138,243
AAA	5,785	Ser. H, Zero Coupon, 11/15/38, MBIA	11/31 @ 64.91	935,319
AAA	6,160	Ser. H, Zero Coupon, 11/15/39, MBIA	11/31 @ 60.976	935,581
AAA	9,500	Northside Indpt. Sch. Dist., Sch. Bldg. Rmkt., GO, 5.125%, 6/15/29	06/14 @ 100	9,930,255
		San Antonio Wtr.,
AAA	9,350	5.125%, 5/15/29, FGIC	05/14 @ 100	9,756,538
AAA	10,000	5.125%, 5/15/34, FGIC	05/14 @ 100	10,399,200
AAA	25,000	Tpke. Auth., Central Sys. Rev., Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	25,396,000
BBB+	3,000	Tyler Cnty. Hlth. Facs. Dev., Mother Frances Hosp., 6.00%, 7/01/31	07/12 @ 100	3,128,640

				90,241,216

		Virginia—1.9%
		Chesterfield Cnty. Indl. Dev. Auth., PCR, Elec. & Pwr. Co.,
A3	3,000	Ser. A, 5.875%, 6/01/17	11/10 @ 102	3,284,310
A3	4,000	Ser. B, 5.875%, 6/01/17	11/10 @ 102	4,379,080

				7,663,390

2

BlackRock Insured Municipal Income Trust (BYM) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Washington—8.7%
AAA	$9,610	Central Washington Univ. Sys. Rev., 5.00%, 5/01/34, FGIC	05/14 @ 100	$ 9,875,044
AAA	3,655	Chelan Cnty. Pub. Util. Dist. 1, Chelan Hydro Sys. Proj., Ser. C, 5.125%, 7/01/33, AMBAC	07/12 @ 100	3,773,093
AAA	4,500	Port of Seattle, Ser. A, 5.00%, 4/01/31, FGIC	10/11 @ 100	4,602,285
AAA	9,500	Seattle, GO, Ser. F, 5.125%, 12/15/28, MBIA	12/08 @ 100	9,766,380
AAA	6,380	Washington, GO, Ser. A, 5.00%, 7/01/25, FSA	07/11 @ 100	6,599,025

				34,615,827

		West Virginia—0.3%
AAA	1,295	Econ. Dev. Auth., Correctional Juvenile Safety Proj., Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	1,340,260

		Total Long-Term Investments (cost $593,101,976)		614,438,576

	Shares
	(000)

		MONEY MARKET FUND—0.7%
	2,650	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $2,650,000)	N/A	2,650,000

		Total Investments—156.0% (cost $595,751,9765)		$ 617,088,576
		Other assets in excess of liabilities—1.9%		7,488,414
		Preferred shares at redemption value, including dividends payable—(57.9)%		(229,035,780)

		Net Assets Applicable to Common Shareholders—100%		$ 395,541,210

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security, or a portion thereof, pledged as collateral with a value of $2,465,088 on 544 short U.S. Treasury Note futures contracts expiring December 2005, 400 short U.S. Treasury Note futures contracts expiring March 2006 and 342 short U.S. Treasury Bond futures contracts expiring March 2006. The value of such contracts on November 30, 2005 was $140,878,688, with an unrealized gain of $1,813,701.
[5]	Cost for Federal tax purposes is $595,836,245. The net unrealized appreciation on a tax basis is $21,252,331, consisting of $25,344,836 gross unrealized appreciation and $4,092,505 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 80.2% of the Trust’s managed assets. The Trust had the following insurance concentrations:

AMBAC	—	26.3%
FGIC	—	21.2%
FSA	—	15.4%
MBIA	—	16.9%
Other	—	0.4%

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
FGIC	— Financial Guaranty Insurance Co.	MBIA	— Municipal Bond Insurance Assoc.
FSA	— Financial Security Assurance	PCR	— Pollution Control Revenue

3

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Insured Municipal Income Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006